Cover	Jul. 07, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 07, 2021
Entity Registrant Name	GAN Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	001-39274
Entity Address, Address Line One	400 Spectrum Center Drive,
Entity Address, Address Line Two	Suite 1900,
Entity Address, City or Town	Irvine,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	702
Local Phone Number	964-5777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	GAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001799332
Amendment Flag	false